Offerings	May 26, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.002 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred shares
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription rights
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends, or similar transactions which occur during this continuous offering. There are being registered under this registration statement such indeterminate number of Class A ordinary shares, preferred shares, warrants, subscription rights and units as may be offered by the registrant from time to time, which collectively shall have an aggregate offering price not to exceedUS$300,000,000. The securities registered hereunder also include such indeterminate number of Class A ordinary shares as may be issued upon conversion, exchange or exercise of securities registered hereunder to the extent such securities are, by their terms, exercisable for, Class A ordinary shares. The registrant has estimated the proposed maximum aggregate offering price solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act on the basis of the maximum aggregate offering price of the securities listed.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.002 per share
Amount Registered | shares	103,747,628
Proposed Maximum Offering Price per Unit	2.155
Maximum Aggregate Offering Price	$ 223,576,138.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,875.86
Offering Note	The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee for this offering pursuant to Rule 457(c) under the Securities Act using the average of the high and low prices for the registrant's Class A ordinary shares as quoted on the Nasdaq Global Select Market on May 22, 2026.